INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Cash Flows [Abstract]
Changes of property and equipment not resulted in cash	$ 542	$ 638